Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 7,488,373			₩ 6,624,156
Monetary liabilities denominated in foreign currencies	15,913,626			₩ 15,639,956
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	187,172	$ 116,234	€ 10,335
Monetary liabilities denominated in foreign currencies	1,502,913	$ 1,022,374	€ 0
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	170,865
Monetary liabilities denominated in foreign currencies	1,502,890
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	15,799
Monetary liabilities denominated in foreign currencies	0
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	508
Monetary liabilities denominated in foreign currencies	₩ 23